FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 2) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Opening Balance			$ 2,626,323	$ 0	$ 0
Change in fair value	$ 87,054	$ 0	915,815	0	1,811,362	$ 0
Closing Balance	1,843,387		1,843,387		2,626,323	0
Fair Value, Output, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Opening Balance			2,626,323	$ 0	0
Contingent consideration from 2014 acquisitions					4,437,685
Change in fair value			(782,936)		(1,811,362)
Closing Balance	$ 1,843,387		$ 1,843,387		$ 2,626,323	$ 0